Environmental, Contingencies and Commitments (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended		12 Months Ended			1 Months Ended					12 Months Ended
	Dec. 31, 2012 site	Dec. 31, 2011	Dec. 31, 2012 Other Contingencies [Member]	Dec. 31, 2011 Other Contingencies [Member]	Dec. 31, 2012 Other Contingencies [Member] Asbestos Issue [Member]	Dec. 31, 2011 Other Contingencies [Member] Asbestos Issue [Member]	Dec. 31, 2012 Other Commitments [Member]	Dec. 31, 2011 Other Commitments [Member]	Dec. 31, 2010 Other Commitments [Member]	Feb. 28, 2013 Subsequent Event [Member]	Dec. 31, 2012 Accrued Liabilities [Member]	Dec. 31, 2011 Accrued Liabilities [Member]	Dec. 31, 2012 Noncurrent Liabilities [Member]	Dec. 31, 2011 Noncurrent Liabilities [Member]	Dec. 31, 2012 Environmental Matters [Member]	Dec. 31, 2011 Environmental Matters [Member]	Dec. 31, 2010 Environmental Matters [Member]
Environment Matters And Other Contingencies [Line Items]
Environmental damages										$ 200.0
Aggregate environmental related accruals															68.1	69.4
Aggregate environmental related accruals, current	9.7	6.9									9.7	6.9
Aggregate environmental related accruals, non current													58.4	62.5
Environmental remediation spending															3.9	3.9	4.6
Increase in environmental related accruals															1.6
Asset retirement obligations, number of sites	19
Asbestos related portion of self-insured and insured contingent liability			49.8	53.0	39.3	42.4
Asbestos related portion of insurance recovery receivable			20.7	22.1	20.4	21.8
Decrease of self-insured and insured contingent liabilities					2.1
Decrease of receivables for probable insurance recoveries for pending and future claims					1.0
Recovery of future asbestos indemnity costs					48.00%
Percent of defense costs to be paid by insurers	(50.00%)
Rental expense under property and equipment leases							10.9	7.4	7.0
Capital lease asset and obligation	7.6
Obligations under long-term agreements							46.5
Obligations under long-term agreements expected to be paid in 2013							42.0
Outstanding letters of credit							$ 35.9